Amounts Due To Related Party and Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
AMOUNTS DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

NOTE 10 – AMOUNTS DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

Amounts due to related parties as of March 31, 2022 and December 31, 2021 were comprised of deferred compensation payable to the Company’s founder and CEO, Dr. Michael Dent, in the amount of $300,600.

During the three months ended March 31, 2022 and 2021, the Company paid Dr. Dent’s spouse $22,308 and $33,462, respectively, in consulting fees pursuant to a consulting agreement.

NOTE 12 – AMOUNTS DUE TO RELATED PARTY AND RELATED PARTY TRANSACTIONS

Amounts due to related parties as of December 31, 2021 and 2020 were comprised of deferred compensation in the amount of $300,600.

Retired Notes Payable to Dr. Dent

Our founder and CEO, Dr. Michael Dent, made loans to the Company from time to time in the form of unsecured promissory notes payable (the “Dent Notes”). On September 21, 2020, the Company and Dr. Dent entered into an agreement pursuant to which the Company repaid all obligations under the Dent Notes in exchange for a one-time cash payment of $780,256. The payment was calculated as the face value of the Dent Notes of $646,000, plus $134,256 of interest accrued on the notes issued in 2017 and 2018. As part of the Agreement, Dr. Dent agreed to forgive interest of $105,003 accrued on the remaining Dent Notes. In connection with the agreement and repayment, the Company realized a gain of $283,863, being the excess of the carrying value of the Dent Notes over the consideration paid. This amount was recorded to additional paid in capital.

Prior to extinguishment as described below, the Dent Notes were carried at fair value and revalued at each period end, with changes to fair value recorded to the statement of operations under “Change in Fair Value of Debt.” The changes in fair value during the years ended December 31, 2021 and 2020 were $-0- and $80,935, respectively. No interest was accrued on the Dent Notes as of December 31, 2021 or 2020. Interest expense on the Dent Notes was $-0- and $46,370 during the years ended December 31, 2021 and 2020, respectively.

Other Amounts Due to Dr. Dent

On January 7, 2020, the Company entered into a Merchant Cash Advance Factoring Agreement with a trust controlled by Dr. Dent, pursuant to which the Company received an advance of $149,000 (the “2020 MCA”). The Company was required to repay the 2020 MCA at the rate of $7,212 per week until the balance of $187,500 was repaid, which was scheduled for July 2020. At inception, the Company recognized a note payable in the amount of $187,500 and a discount against the note payable of $38,500. The discount was amortized over the life of the instrument. The 2020 MCA was repaid in full and retired during July 2020.

The Company made installment payments against the 2020 MCA of $0-0 and $187,500, respectively, during the years ended December 31, 2021 and 2020. The Company recognized amortization of the discount in the amount of $-0- and $38,500, respectively, during the years ended December 31, 2021 and 2020. Interest expense on the 2020 MCA was $-0- and $40,076 during the years ended December 31, 2021 and 2020, respectively. The 2020 MCA was repaid in full and retired during July 2020.

Investment Transaction with Dr. Dent – August 2020

On August 20, 2020, the Company entered into the Contribution Agreement with the Trusts and Michael T. Dent, the Chief Executive Officer and Chairman of the board of directors of the Company. Pursuant to the Contribution Agreement, the Trusts contributed an aggregate of 76,026 shares of common stock of NeoGenomics, Inc. with a fair value of $3,066,889 to the Company. In consideration for the foregoing, the Company issued the Trusts an aggregate of 2,750,000 shares of the Company’s newly designated Series B Preferred stock and an aggregate of 24,522,727 shares of the Company’s common stock.

Beginning on December 31, 2022, each share of Series B Preferred Stock is convertible into five shares of the Company’s common stock, subject to customary anti-dilution adjustments, including in the event of any stock split. The Series B Preferred Stock ranks senior to the common stock. Upon a liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the assets of the Company available for distribution to its stockholders will be distributed to holders of Series B Preferred Stock on an as converted basis and pro rata with the holders of common stock. Holders of Series B Preferred Stock are also entitled to participate in dividends declared or paid on the common stock on an as-converted basis.

The holders of Series B Preferred Stock generally are entitled to vote with the holders of the shares of common stock on all matters submitted for a vote of holders of shares of common stock (voting together with the holders of shares of common stock as one class). The holder of the shares of Preferred B Stock shall have that number of votes (identical in every other respect to the voting rights of the holders of common stock entitled to vote at any regular or special meeting of the shareholders) equal to 100 shares of common stock for each share of Preferred B Preferred Stock held (which shall never be deemed less than 51% of the vote required to approve any action), which Nevada law provides may or must be approved by vote or consent of the holders of common stock or the holders of other securities entitled to vote, if any.

Other Related Transactions

During the years ended December 31, 2021 and 2020, the Company paid Dr. Dent’s spouse $145,192 and $132,864, respectively, in consulting fees pursuant to a consulting agreement.